Amounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Amounts Receivable and Prepaid Expenses [Abstract]
Schedule of Amounts Receivable and Prepaid Expenses
($000s)	December 31, 2025	December 31, 2024
HST	2,709	1,312
Prepaid expenses and other receivables	1,773	1,616
	4,482	2,928